SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				12 Months Ended
	Apr. 09, 2025	Aug. 28, 2024	Feb. 07, 2024	May 31, 2025	May 31, 2024	May 31, 2023	Oct. 11, 2022
Subsidiary, Sale of Stock [Line Items]
Share capital authorized			$ 500,000				$ 500,000
Ordinary shares, shares authorized			1,000,000,000	1,000,000,000	1,000,000,000		500,000,000
Ordinary share, par value			$ 0.0005	$ 0.0005	$ 0.0005		$ 0.001
Stock split descripton			the Company’s shareholders passed resolutions to effect a 1:2 share sub-division (a “forward stock split”)
Gross proceeds of ordinary shares				$ 6,698,000
Proceeds from ordinary shares				$ 6,698,000
Treasury shares, at cost				533,029
Board of Directors Chairman [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds of ordinary shares	$ 1,000,000
Treasury shares, at cost	533,029
Debt repurchased value	$ 400,000
Share repurchase	1,000,000.0
Board of Directors Chairman [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Repurchased value	$ 1,000,000.0
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
New ordinary shares issued		1,750,000
Public offering price		$ 5.00
Gross proceeds of ordinary shares		$ 8,750,000
Proceeds from ordinary shares		$ 6,700,000